Consolidated statement of financial position - EUR (€) € in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Non-current assets
Goodwill	€ 20,514	€ 24,956	€ 27,615
Other intangible assets	12,924	13,896	19,592
Property, plant and equipment	30,712	28,499	37,992
Investments in associates and joint ventures	6,892	10,032	11,079
Other investments	3,153	1,006	1,093
Deferred tax assets	19,033	20,177	19,316
Post employment benefits	242	257	329
Trade and other receivables	6,431	5,967	7,843
Total non-current assets	99,901	104,790	124,859
Current assets
Inventory	617	568	956
Taxation recoverable	174	76	279
Trade and other receivables	9,404	8,594	10,705
Other investments	7,424	5,092	7,017
Cash and cash equivalents	11,001	6,183	11,705
Total current assets	28,620	20,513	30,662
Assets held for sale	0	19,047	0
Total assets	128,521	144,350	155,521
Equity
Called up share capital	4,319	4,797	4,797
Additional paid-in capital	149,834	149,253	149,145
Treasury shares	(6,791)	(7,645)	(7,719)
Accumulated losses	(123,503)	(114,641)	(113,086)
Accumulated other comprehensive income	28,886	28,202	30,262
Total attributable to owners of the parent	52,745	59,966	63,399
Non-controlling interests	1,171	1,032	1,084
Total equity	53,916	60,998	64,483
Non-current liabilities
Borrowings	46,096	49,259	53,682
Share of net liabilities in joint ventures and associates	96	0	0
Deferred tax liabilities	798	699	771
Post employment benefits	187	181	258
Provisions	1,430	1,615	1,572
Non-debt liabilities in respect of written put options	97	0	0
Trade and other payables	3,147	2,328	2,184
Total non-current liabilities	51,851	54,082	58,467
Current liabilities
Borrowings	7,047	7,728	12,708
Financial liabilities under put option arrangements	0	0	485
Taxation liabilities	578	393	457
Provisions	1,066	833	674
Trade and other payables	14,063	13,398	18,247
Total current liabilities	22,754	22,352	32,571
Liabilities held for sale	0	6,918	0
Total equity and liabilities	€ 128,521	€ 144,350	€ 155,521